Material Accounting Policy Information - Schedule of Lease terms of Right-of-Use Assets (Details)	Dec. 31, 2025
Office Premise [Member] | Bottom of Range [Member]
Schedule of Lease terms of Right-of-Use Assets [Line Items]
Lease terms of right-of-use assets	3 years
Office Premise [Member] | Top of Range [Member]
Schedule of Lease terms of Right-of-Use Assets [Line Items]
Lease terms of right-of-use assets	5 years
Showroom [Member] | Bottom of Range [Member]
Schedule of Lease terms of Right-of-Use Assets [Line Items]
Lease terms of right-of-use assets	2 years
Showroom [Member] | Top of Range [Member]
Schedule of Lease terms of Right-of-Use Assets [Line Items]
Lease terms of right-of-use assets	5 years